INCOME TAX AND SOCIAL CONTRIBUTION - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
INCOME TAX AND SOCIAL CONTRIBUTION
Profit before income taxes		R$ 5,113,751	R$ 2,652,625	[1]	R$ 6,250,876
Income tax and social contribution nominal rate		(1,738,675)	(901,893)		(2,125,298)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)		672,947	122,238		1,734,883
Differences in tax rates on earnings from operating profit		(62,870)	(16,973)		55,910
Granted income tax incentive		279,941	197,307		199,687
Share-based payment transactions			(73)		450
Interest on shareholders' equity		(191,763)	(26,058)		(72,804)
Goodwill amortization effect		1,271
Non-deductible expenses (donations, gifts, etc.)		(16,787)	(13,788)		(28,061)
Tax losses not recorded		(308,358)	(228,579)		(203,809)
ICMS benefit - extemporaneous tax credits		5,506	345,067		290,745
ICMS benefit - current year		68,409	242,694		118,107
Dividend income	[2]	254,260
Provision for non-realization of the benefit of the Federative covenant	[3]	(307,099)
Provision for non-realization of the benefit of the Federative covenant - Interest and Fine	[4]	100,731
Selic on indebtedness		147,741	22,103
Rate differential	[5]	805,725	446,293		5,577
Amortization of the effects on formation of joint ventures					402,571
Benefit Membership Program Zero Litigation	[4]	23,276
Other		(8,681)	(69,934)		67,626
Income taxes		R$ (274,426)	R$ 118,404	[1]	R$ 445,584
Effective rate - %		(5.37%)	(4.46%)		(7.13%)

[1]	Amounts after the reclassification of the discontinued operation.
[2]	Refers to dividends received from Vale S.A.
[3]	As of the 1st quarter of 2021, the subsidiaries Comgás and Moove started to calculate and use current and extemporaneous credits resulting from the non-taxation of the ICMS calculation base reduction benefit. The subsidiary Comgás takes advantage of the reduction in the ICMS calculation base in the state of São Paulo, under the terms of Article 8 of Annex II of the ICMS Regulations, approved by State Decree 45,490/2000, as amended by State Decrees 62,399/2016 and 67,383/2022. Exits of natural gas within the state of São Paulo are subject to ICMS at the effective rate of 15% instead of the general rate of 18%. The subsidiary Moove, on the other hand, makes use of the ICMS deferrals provided for in art. 44, Book IV of the RICMS/RJ1 and art. 1 of Decree 44.637/2014, on the internal acquisition and import of base oil, an input for the production of lubricating oil.
[4]	Adherence to the Tax Litigation Reduction Program, (Joint Ordinance PGFN/RFB No. 01/2023), as defined in art. 11 § 12 of Law 13,988/2020, which establishes the requirements and conditions for dispute resolution transactions with the Public Treasury.
[5]	Difference in rate between the nominal rate of 34% and the effective rate applicable to entities that calculate the tax under the presumed profit regime.